Submission	Apr. 21, 2026
Submission [Line Items]
Central Index Key	0001859836
Registrant Name	Yesway, Inc.
Registration File Number	333-294679
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES